Interim Condensed Consolidated Balance Sheets (Unaudited) $ in Thousands, $ in Thousands		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets:
Cash and cash equivalents		$ 3,957	$ 5,033	$ 5,742
Accounts receivable, net		2,069	2,631	4,488
Prepaid expenses and other current assets, net		1,636	2,081	2,451
Deferred financing costs		280	356	356
Inventory		10,578	13,454	12,644
Total current assets		18,520	23,555	25,681
Financial instrument		398	506	506
Property, plant and equipment, net		3,021	3,843	4,058
Right-of-use assets, net		1,200	1,526	1,632
Other current assets, net		89	113	128
Deferred tax assets, net		58	74	74
Asset held for sale		2,386	3,035	3,035
Total non-current assets		7,152	9,097	9,433
TOTAL ASSETS		25,672	32,652	35,114
Current liabilities:
Bank loans - current		1,044	1,328	1,328
Lease payable - current		183	233	292
Accounts payable, accruals, and other current liabilities		1,038	1,321	1,678
Warranty liabilities		17	22	22
Income taxes payable		29	37	89
Contract liabilities		4,874	6,199	6,660
Total current liabilities		7,185	9,140	10,069
Bank loans - non-current		5,358	6,815	7,466
Lease payable - non-current		701	891	986
Deferred tax liabilities		79	100	100
Total non-current liabilities		6,138	7,806	8,552
TOTAL LIABILITIES		13,323	16,946	18,621
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$ 0.003 par value per share; 33,333,333 authorized as of December 31, 2024 and June 30, 2025; 5,306,666 and 5,306,666 shares issued and outstanding as of December 31, 2024 and June 30, 2025*	[1]	17	21	21
Additional paid-in capital		12,193	15,508	15,508
Treasury shares (46,406 and 46,406 acquired as of December 31, 2024 and June 30, 2025)		(52)	(66)	(66)
Retained earnings		256	326	1,158
Accumulated other comprehensive loss		(65)	(83)	(128)
Total shareholders' equity		12,349	15,706	16,493
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 25,672	$ 32,652	$ 35,114

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the unaudited interim condensed consolidated financial statements